Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Revenue [Abstract]
Schedule of Revenue from Contracts with Customers
	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2023	2022
	USD	USD

Revenue from subscriptions	11,392,072	12,395,929
Revenue from advertisement (1)	5,270,804	7,367,405
Revenue from live events	2,240,835	1,275,391
	18,903,711	21,038,725

Goods and services transferred at a point in time	7,511,639	8,642,796
Goods and services transferred over time	11,392,072	12,395,929
	18,903,711	21,038,725
(1)	Revenue from advertisement include barter transactions amounting to USD 111,996 (2022: USD 3,678,569)